Form N-1A Cover	Jul. 28, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Document Effective Date	Aug. 01, 2026
Entity Central Index Key	0001355064
Document Creation Date	Jul. 28, 2026
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Prospectus Date	Aug. 01, 2026